UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 6/30/07

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VII, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-11604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-3506

Signature, Place and Date of signing:

                  /s/ Pamela K. Hagenah
                  --------------------------------------------------------------
                  Pamela K. Hagenah    Menlo Park, California    August 13, 2007
                  [Signature]               [City, State]            [Date]

Report type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                  -0-

Form 13F Information Table Total:                   21

Form 13F Information Table Value Total:             $219,747
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                      INTEGRAL CAPITAL MANAGEMENT VII, LLC
                           FORM 13F INFORMATION TABLE
                                 AS OF 06/30/07


                                                       VALUE       SHARES/    SH/  PUT/  INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP    (X$1000)     PRN AMT     PRN  CALL  DSCRETN   MANAGERS   SOLE    SHARED   NONE
----------------------    --------------  --------- -----------   --------    ---  ----  -------   --------  --------  ------   ----
ACME PACKET INC.            COMM STK       004764106    6,894      600,000      SH        SOLE                  600000   0        0
APPLE COMPUTER              COMM STK       037833100   12,204      100,000      SH        SOLE                 100,000   0        0
BAIDU COM INC               SPON ADR REP A 056752108   10,919       65,000      SH        SOLE                  65,000   0        0
BLUE COAT SYSTEMS INC       COMM STK       09534T508   18,075      365,000      SH        SOLE                 365,000   0        0
COMBINATORX INC             COMM STK       20010A103    3,766      610,351      SH        SOLE                 610,351   0        0
CONCUR TECHNOLOGIES INC     COMM STK       206708109    7,998      350,000      SH        SOLE                 350,000   0        0
DIVX INC.                   COMM STK       255413106   12,750      850,000      SH        SOLE                 850,000   0        0
FOCUS MEDIA HLDG LTD        SPONSORED ADR  34415V109   11,358      225,000      SH        SOLE                 225,000   0        0
GENOMIC HEALTH INC          COMM STK       37244C101   10,340      550,000      SH        SOLE                 550,000   0        0
GOOGLE INC                  COMM STK       38259P508   21,953       42,000      SH        SOLE                  42,000   0        0
IMMUNICON CORP              COMM STK       45260A107      594      289,600      SH        SOLE                 289,600   0        0
INTERNAP NETWORK SVCS CORP  COMM STK       45885A300    8,652      600,000      SH        SOLE                 600,000   0        0
KENEXA CORPORATION          COMM STK       488879107    9,428      250,000      SH        SOLE                 250,000   0        0
LOOPNET INC                 COMM STK       543524300   10,499      450,000      SH        SOLE                 450,000   0        0
NEUROMETRIX INC.            COMM STK       641255104    3,399      350,000      SH        SOLE                 350,000   0        0
NEUSTAR INC.                CL A           64126X201   14,485      500,000      SH        SOLE                 500,000   0        0
PHARMACYCLICS               COMM STK       716933106    2,176      800,000      SH        SOLE                 800,000   0        0
QUALCOMM INC                COMM STK       747525103   13,017      300,000      SH        SOLE                 300,000   0        0
RIVERBED TECHNOLOGY INC     COMM STK       768573107   12,489      285,000      SH        SOLE                 285,000   0        0
SKILLSOFT PLC               SPONSORED ADR  830928107   18,580    2,000,000      SH        SOLE               2,000,000   0        0
YAHOO INC.                  COMM STK       984332106   10,174      375,000      SH        SOLE                 375,000   0        0

GRAND TOTAL                                          $219,747
